Annual Total Returns- Goldman Sachs Flexible Cap Fund (Class A C Inst Inv R R6 Shares) [BarChart] - Class A C Inst Inv R R6 Shares - Goldman Sachs Flexible Cap Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.24%)	18.91%	33.15%	13.23%	1.79%	1.78%	32.93%	(5.85%)	31.24%	21.12%